Employee Benefits Expenses (Details) - Schedule of allocation of employee benefits expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Allocation Of Employee Benefits Expenses Abstract
Cost of sales, note 20	S/ 125,683	S/ 113,513	S/ 89,805
Administrative expenses, note 21	116,748	96,891	76,291
Selling and distribution expenses, note 22	42,300	33,867	26,283
Total employee benefits expenses	S/ 284,731	S/ 244,271	S/ 192,379